Note 20 - Condensed financial information of the parent company: Condensed Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER INCOME (EXPENSE)
General and administrative expenses	$ 4,594,438	$ 4,397,603	$ 4,540,771
Other income, net	220,477	336,576	197,290
Total other income, net	362,465	194,967	186,720
Net (loss) income attributable to Tungray Technologies Inc	(480,019)	856,536	2,851,467
Comprehensive (loss) income	(1,306,848)	870,760	2,407,309
Parent Company
OTHER INCOME (EXPENSE)
General and administrative expenses	(202,301)	0	0
Other income, net	22,630
Equity (loss) income of subsidiaries	(300,348)	856,536	2,851,467
Total other income, net	(480,019)	856,536	2,851,467
Net (loss) income attributable to Tungray Technologies Inc	(480,019)	856,536	2,851,467
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(727,743)	114,302	(430,893)
Comprehensive (loss) income	$ (1,207,762)	$ 970,838	$ 2,420,574